Intangible Assets - Additional Information (Details) - Above Market Value Of Time Charter	6 Months Ended
Jun. 30, 2019
Tordis Knutsen
Intangible Assets
Remaining term of the contract	4 years 9 months 18 days
Vigdis Knutsen
Intangible Assets
Remaining term of the contract	4 years 10 months 24 days